Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Rental income	$ 873,311		$ 519,715		$ 436,735
Resident fees and services	456,085		51,006		0
Interest income	41,070		40,855		40,885
Other income	11,295		7,245		7,788
Total revenues	1,381,761		618,821		485,408
Expenses:
Interest expense	310,646		144,184		89,425
Property operating expenses	379,476		79,294		42,501
Depreciation and amortization	408,313		176,657		130,449
General and administrative	77,201		54,626		49,691
Transaction costs	70,224		46,660		0
Realized loss of derivatives	0		0		0
Loss (gain) on extinguishment of debt	(979)		34,171		25,107
Provision for loan losses	2,010		29,684		23,261
Total expenses	1,246,891		565,276		360,434
Income from continuing operations before income taxes and income from unconsolidated entities	134,870		53,545		124,974
Income tax (expense) benefit	(1,388)		(364)		(168)
Income from unconsolidated entities	5,772		6,673		0
Income from continuing operations	139,254		59,854		124,806
Discontinued operations:
Gain (loss) on sales of properties	61,160		36,115		43,394
Impairment of assets	(12,194)		(947)		(25,223)
Income (loss) from discontinued operations, net	24,496		33,862		49,950
Discontinued operations, net	73,462		69,030		68,121
Net income	212,716		128,884		192,927
Less: Preferred stock dividends	60,502		21,645		22,079
Net Income Loss Attributable To Noncontrolling Interest	(4,894)	[1]	357	[1]	(342)	[1]
Net income attributable to common stockholders	$ 157,108		$ 106,882		$ 171,190
Average number of common shares outstanding:
Basic	173,741		127,656		114,207
Diluted	174,401		128,208		114,612
Basic:
Income from continuing operations attributable to common stockholders	$ 0.48		$ 0.30		$ 0.90
Discontinued operations, net	$ 0.42		$ 0.54		$ 0.60
Basic earnings per share	$ 0.90		$ 0.84		$ 1.50
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.48		$ 0.30		$ 0.90
Discontinued operations, net	$ 0.42		$ 0.54		$ 0.59
Diluted earnings per share	$ 0.90		$ 0.83		$ 1.49

[1]	Includes amounts attributable to redeemable noncontrolling interests